Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted net (loss) income per common unit	$ 0.03		$ (0.36)
Weighted average units outstanding, diluted	5,026,964		3,010,654
Nonrelated Party
Net of financing fees	$ 1,439,725	$ 12,533,767	$ 5,521,083	$ 18,784,295
Related Party
Net of financing fees	$ 3,127,622	$ 0	$ 6,983,841	$ 0
Redeemable Class A Ordinary Shares
Diluted net (loss) income per common unit					$ (1.32)	$ 0.44
Redeemable Class A Ordinary Shares | Esgen Acquisition Corp
Diluted net (loss) income per common unit					$ (1.32)	$ 0.44
Weighted average units outstanding, diluted					3,821,284	27,600,000
Non-Redeemable Class A and Class B Ordinary Shares
Diluted net (loss) income per common unit					$ 0.29	$ 0.3
Non-Redeemable Class A and Class B Ordinary Shares | Esgen Acquisition Corp
Diluted net (loss) income per common unit					$ 0.29	$ 0.30
Weighted average units outstanding, diluted					6,900,000	6,900,000